Business Segment and Disaggregation of Revenue (Restatement) - Schedule of Disaggregated Revenue from Contracts with Customers (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Disaggregation of Revenue [Line Items]
Revenue	$ 10,478,550	$ 8,570,070	$ 7,487,564
Cost of revenue	(8,614,316)	(6,724,479)	(5,231,836)
Gross profit	1,864,234	1,845,591	2,255,728
Operating expenses	(2,066,888)	(1,878,740)	(1,206,354)
Income/(loss) from operations	(202,654)	(33,149)	1,049,374
Finance income	23,671	20,743	14,110
Finance cost	(34,702)	(35,830)	(23,951)
Income/ (loss) before income taxes	(213,685)	(48,236)	1,039,533
Segment assets	5,666,505	5,852,951
Segment liabilities	3,921,024	3,876,955
Subscription [Member]
Disaggregation of Revenue [Line Items]
Revenue	4,911,743	4,047,533	3,689,947
Cost of revenue	(3,452,357)	(2,382,196)	(2,355,896)
Gross profit	1,459,386	1,665,337	1,334,051
Equipment, Device and Services [Member]
Disaggregation of Revenue [Line Items]
Revenue	5,566,807	4,522,537	3,797,617
Cost of revenue	(5,161,959)	(4,342,283)	(2,875,940)
Gross profit	404,848	180,254	921,677
Satellite Connectivity Solution [Member]
Disaggregation of Revenue [Line Items]
Revenue	6,658,181	5,612,098	4,986,262
Cost of revenue	(4,957,214)	(3,950,308)	(3,398,770)
Gross profit	1,700,967	1,661,790	1,587,492
Operating expenses	(124,265)	(74,844)	(59,253)
Income/(loss) from operations	1,576,702	1,586,946	1,528,239
Finance income	23,671	20,743	14,110
Finance cost	(29,015)	(29,370)	(15,874)
Income/ (loss) before income taxes	1,571,358	1,578,319	1,526,475
Segment assets	2,496,724	2,952,219
Segment liabilities	2,225,732	415,372
Satellite Connectivity Solution [Member] | Subscription [Member]
Disaggregation of Revenue [Line Items]
Revenue	4,408,157	3,678,354	3,605,177
Cost of revenue	(2,920,327)	(2,018,989)	(2,222,496)
Gross profit	1,487,830	1,659,365	1,382,681
Satellite Connectivity Solution [Member] | Equipment, Device and Services [Member]
Disaggregation of Revenue [Line Items]
Revenue	2,250,024	1,933,744	1,381,085
Cost of revenue	(2,036,887)	(1,931,319)	(1,176,274)
Gross profit	213,137	2,425	204,811
Digitalization and Other Solution [Member]
Disaggregation of Revenue [Line Items]
Revenue	3,820,369	2,957,972	2,501,302
Cost of revenue	(3,657,102)	(2,774,171)	(1,833,066)
Gross profit	163,267	183,801	668,236
Operating expenses
Income/(loss) from operations	163,267	183,801	668,236
Finance income
Finance cost
Income/ (loss) before income taxes	163,267	183,801	668,236
Segment assets	1,119,209	1,022,426
Segment liabilities	802,457	228,261
Digitalization and Other Solution [Member] | Subscription [Member]
Disaggregation of Revenue [Line Items]
Revenue	503,586	369,179	84,770
Cost of revenue	(532,030)	(363,207)	(133,400)
Gross profit	(28,444)	5,972	(48,630)
Digitalization and Other Solution [Member] | Equipment, Device and Services [Member]
Disaggregation of Revenue [Line Items]
Revenue	3,316,783	2,588,793	2,416,532
Cost of revenue	(3,125,072)	(2,410,964)	(1,699,666)
Gross profit	191,711	177,829	716,866
Unallocated [Member]
Disaggregation of Revenue [Line Items]
Revenue
Cost of revenue
Gross profit
Operating expenses	(1,942,623)	(1,803,896)	(1,147,101)
Income/(loss) from operations	(1,942,623)	(1,803,896)	(1,147,101)
Finance income
Finance cost	(5,687)	(6,460)	(8,077)
Income/ (loss) before income taxes	(1,948,310)	(1,810,356)	(1,155,178)
Segment assets	2,050,572	1,878,306
Segment liabilities	892,835	3,233,322
Unallocated [Member] | Subscription [Member]
Disaggregation of Revenue [Line Items]
Revenue
Cost of revenue
Gross profit
Unallocated [Member] | Equipment, Device and Services [Member]
Disaggregation of Revenue [Line Items]
Revenue
Cost of revenue
Gross profit